OPERATING REVENUES - Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Lease	$ 629,419	$ 796,854	$ 261,784
Non-lease	484,037	406,327	346,159
Total	1,113,456	1,203,181	607,943
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	579,673	603,959	235,673
Non-lease	14,122	0	0
Total	593,795	603,959	235,673
Operating lease, variable lease income	18,900	21,000	3,000
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	49,746	192,895	26,111
Non-lease	468,652	404,917	344,019
Total	518,398	597,812	370,130
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0	0	0
Non-lease	1,263	1,410	2,140
Total	$ 1,263	$ 1,410	$ 2,140